Loans Payable (Secured Revolving Loans and Lines of Credit) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2016	Mar. 29, 2016	Jan. 27, 2016	Jun. 30, 2015
Debt Instrument [Line Items]
Long-term debt	$ 28,712,000			$ 24,091,000
Secured Debt | Secured Revolving Promissory Note II
Debt Instrument [Line Items]
Interest rate	12.00%
Long-term debt	$ 500,000			0
Interest expense	6,000
Debt instrument, face amount	500,000
Secured Debt | Secured Revolving Promissory Note
Debt Instrument [Line Items]
Long-term debt	500,000			0
Interest expense	9,000
Debt instrument, face amount	$ 500,000
Secured Debt | Secured Revolving Promissory Note III
Debt Instrument [Line Items]
Interest rate	12.00%
Long-term debt	$ 135,000			0
Debt instrument, face amount	1,200,000
Secured Debt | Line of Credit | Secured Revolving Loan
Debt Instrument [Line Items]
Maximum borrowing capacity	1,500,000
Long-term debt	1,500,000			0
Interest expense	71,000
Secured Debt | Line of Credit | Secured Revolving Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity	500,000
Long-term debt	500,000			$ 0
Interest expense	$ 12,000
Affiliated Entity | Sillerman Investment Company VI LLC | Line of Credit | Secured Revolving Loan With SIC VI
Debt Instrument [Line Items]
Interest rate			12.00%
Affiliated Entity | Sillerman Investment Company VI LLC | Line of Credit | Secured Revolving Line Of Credit With SIC VI
Debt Instrument [Line Items]
Interest rate		12.00%